[front cover]

American Century
Fund Profile

Tax-Free Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

April 30, 2001
Investor Class

[american century brokerage logo (reg. sm) and text logo]

TAX-FREE MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

    The fund managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but are not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's total assets may be invested in these securities.

    Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for interest-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    * Some of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Tax-Free Money
    Market's shares for each of the last 10  calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

    [data from bar chart]

    Calendar Year-By-Year Returns (1)(2)

    2000               3.82%
    1999               2.97%
    1998               3.47%
    1997               3.43%
    1996               2.98%
    1995               3.36%
    1994               2.31%
    1993               1.90%
    1992               2.47%
    1991               4.21%

          (1) As of March 31, 2001, the end of the most recent calendar quarter,
          Tax-Free Money Market's year-to-date return was 0.79%.

          (2) From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    ---------------------------------------------------------------------------
    Tax-Free Money Market     1.09% (1Q 1991)         0.44% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper Tax-Exempt Money Market
    Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

Tax-Free Money Market                         American Century Investments

                             1 YEAR    5 YEARS   10 YEARS   LIFE OF FUND(1)(2)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 2001)
         Tax-Free
            Money Market      3.81%     3.35%     3.06%           3.88%
         Lipper Tax-Exempt
            Money Market
            Average           3.48%     3.05%     2.93%         3.63%(3)

        (1) The inception date for Tax-Free Money Market is July 31, 1984.

        (2) From August 1, 1997 to December 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.

        (3) Since August 31, 1984, the date closest to the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee                               0.49%(1)
         Distribution and Service (12b-1) Fees        None
         Other Expenses                               0.01%(2)
         Total Annual Fund Operating Expenses         0.50%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year        3 years       5 years       10 years
                    $51           $160          $279           $627

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Tax-Free Money Market:

    BRYAN E. KARCHER, Vice President and Portfolio Manager, has been a member of the Tax-Free Money Market team since June 1995. He joined American Century in July 1989 and has been a Portfolio Manager since June 1995. He has a bachelor's degree in economics from the University of California- Los
    Angeles. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century Brokerage offers several ways to  purchase shares

    * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

    * Call us and send your investment by bank wire transfer

    Your initial investment in your brokerage account must be at least $2,500.
    If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

Tax-Free Money Market                                          Fund Profile

7. HOW DO I SELL FUND SHARES?

    The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
    $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Tax-Free Money Market when you direct us to make other investments in your brokerage account.

    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to  the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century Brokerage offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  TeleSelect Automated Information and Trading Line
    transactions

    *  24-hour online account access and transactions

    You will find more information about these choices in  our Brokerage
    Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

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AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

Visit our Web site at   WWW.AMERICANCENTURY.COM           [graphic of arrow]

BK-PRF-24988   0104                American Century Investment Services, Inc.
                                (c)2001 American Century Services Corporation